Fair value measurements and Hedging - Additional Information (Details) € in Thousands, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 USD ($)	Apr. 30, 2018 EUR (€)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount expected to be reclassified into earnings		$ 788
Trading Symbol		SBLK	SBLK
Amount of cash held	$ 218,651	$ 218,651				$ 257,911
Foreign exchange gain/ (loss)		(2,794)
Fair value hedge gain/ (loss)		1,405		$ 0
Fair value hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of cash held | €					€ 40,000
Fair value hedge gain/ (loss)	1,405
Ineffective portion of fair value hedge		39
Payments for vessels upgrade | €			€ 5,100
Fair value hedging | Fixed orders
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of cash held | €					€ 20,500
Percentage of coverage through foreign currency hedging					100.00%
Fair value hedging | Optional orders
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of coverage through foreign currency hedging					50.00%
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
2022 Notes fair value	$ 51,266	$ 51,266
8.30% 2022 Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Symbol		SBLKZ	SBLKZ